SHELTON EQUITY INCOME FUND

Portfolio of Investments (Unaudited)

November 30, 2021

Security Description	Shares	Value
Common Stock (96.06%)

Basic Materials (3.24%)
Dow Inc(a)	42,800	$2,351,004
Freeport-McMoRan Inc(a)	59,200	2,195,136
Linde PLC (a)	5,500	1,749,770
Newmont Corp(a)	10,000	549,200
Sensient Technologies Corp(a)	8,500	826,965
Total Basic Materials		7,672,075

Communications (16.41%)
Alphabet Inc*(a) - Class C	1,400	3,988,656
Alphabet Inc*,(a) - Class A	1,400	3,973,130
Amazon.com Inc*,(a)	2,000	7,014,140
AT&T Inc(a)	30,000	684,900
Booking Holdings Inc*,(a)	1,200	2,522,220
Cisco Systems Inc(a)	69,500	3,811,380
eBay Inc(a)	29,000	1,956,340
Meta Platforms Inc*,(a)	20,200	6,554,092
Motorola Solutions Inc(a)	8,000	2,025,440
T-Mobile US Inc*,(a)	15,600	1,697,436
Verizon Communications Inc(a)	54,300	2,729,661
The Walt Disney Co*,(a)	13,300	1,927,170
Total Communications		38,884,565

Consumer, Cyclical (10.14%)
Amerityre Corp*	20,000,000	1,120,000
Ford Motor Co(a)	80,000	1,535,200
Hilton Worldwide Holdings Inc*,(a)	14,000	1,890,980
LKQ Corp(a)	40,000	2,236,000
Lowe's Cos Inc(a)	15,700	3,840,063
NIKE Inc	17,600	2,978,624
Southwest Airlines Co*,(a)	41,400	1,838,160
Starbucks Corp(a)	25,000	2,741,000
Target Corp	12,000	2,926,080
The TJX Cos Inc	42,000	2,914,800
Total Consumer, Cyclical		24,020,907

Consumer, Non-Cyclical (11.77%)
Abbott Laboratories(a)	29,200	3,672,484
AbbVie Inc(a)	19,000	2,190,320
AmerisourceBergen Corp(a)	7,000	810,250
Anthem Inc(a)	4,500	1,828,035
Biogen Inc*,(a)	4,800	1,131,552
Boston Scientific Corp*,(a)	55,000	2,093,850
Bristol-Myers Squibb Co(a)	7,500	402,225
Colgate-Palmolive Co(a)	7,400	555,148
Conagra Brands Inc(a)	10,000	305,500
The Estee Lauder Cos Inc(a)	6,400	2,125,248
Gilead Sciences Inc(a)	7,000	482,510
Johnson & Johnson(a)	12,600	1,964,718
Merck & Co Inc(a)	10,000	749,100
Organon & Co(a)	1,000	29,230
PayPal Holdings Inc*,(a)	10,300	1,904,367
Regeneron Pharmaceuticals Inc*,(a)	2,000	1,273,060
Sprouts Farmers Market Inc*,(a)	110,000	2,910,600
UnitedHealth Group Inc(a)	7,500	3,331,650
Viatris Inc(a)	10,000	123,100
Total Consumer, Non-Cyclical		27,882,947

Energy (5.45%)
BP PLC(a)	52,000	1,349,920
Chevron Corp(a)	34,200	3,860,154
ConocoPhillips(a)	30,000	2,103,900
Exxon Mobil Corp(a)	60,600	3,626,304
Royal Dutch Shell PLC(a)	20,000	840,800
Schlumberger NV(a)	39,100	1,121,388
Total Energy		12,902,466

Financial (20.16%)
Banks (9.15%)
Bank of America Corp(a)	90,000	4,002,300
Citigroup Inc(a)	21,800	1,388,660
The Goldman Sachs Group Inc(a)	6,300	2,400,237
JPMorgan Chase & Co(a)	38,400	6,099,072
Morgan Stanley(a)	12,100	1,147,322
SVB Financial Group*(a)	3,000	2,076,990
US Bancorp(a)	10,000	553,400
Wells Fargo & Co(a)	83,800	4,003,964
		21,671,945
Diversified Financial Service (4.18%)
American Express Co(a)	13,400	2,040,820
Capital One Financial Corp(a)	16,000	2,248,480
The Charles Schwab Corp(a)	30,000	2,321,700
Discover Financial Services(a)	15,000	1,617,750
Visa Inc(a)	8,700	1,685,799
		9,914,549
Insurance (2.36%)
Berkshire Hathaway Inc*,(a)	18,700	5,174,103
Principal Financial Group Inc(a)	6,000	411,480
		5,585,583
Real Estate (4.47%)
American Tower Corp(a)	14,000	3,674,720
CBRE Group Inc*,(a)	23,000	2,198,110
Public Storage	14,400	4,714,272
		10,587,102

Total Financial		47,759,179

Industrial (8.98%)
Atlas Corp(a)	25,000	337,750
The Boeing Co*,(a)	14,200	2,809,470
Caterpillar Inc(a)	13,700	2,648,895
Deere & Co(a)	9,700	3,351,738
Lockheed Martin Corp(a)	6,700	2,233,244
Masco Corp(a)	24,000	1,581,600
Raytheon Technologies Corp(a)	43,700	3,536,204
Union Pacific Corp(a)	15,100	3,558,164
Westrock Co(a)	28,200	1,223,598
Total Industrial		21,280,663

Technology (14.97%)
Adobe Inc*,(a)	4,900	3,282,265
Apple Inc(a)	41,800	6,909,540
Fiserv Inc*,(a)	10,000	965,200
Intel Corp(a)	26,000	1,279,200
Microsoft Corp(a)	24,700	8,165,573
NetApp Inc	25,900	2,301,992
NVIDIA Corp(a)	18,100	5,914,356
Oracle Corp(a)	27,000	2,449,980
Salesforce.com Inc*,(a)	12,200	3,476,512
Seagate Technology Holdings PLC(a)	7,000	718,690
Total Technology		35,463,308

Utilities (4.94%)
American Water Works Co Inc(a)	11,300	1,904,841
Dominion Energy Inc(a)	24,400	1,737,280
NextEra Energy Inc(a)	39,000	3,384,420
Public Service Enterprise Group Inc(a)	31,000	1,937,190
The Southern Co(a)	45,000	2,749,500
Total Utilities		11,713,231

Total Common Stock (Cost $201,007,000)		227,579,341

Total Investments (Cost $201,007,000)(b) (96.06%)		$227,579,341
Other Net Assets (3.94%)		9,341,454
Net Assets (100.00%)		$236,920,795

*	Non-income producing security.

(a)	A portion of these securities, a total of $210,623,573, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $201,078,927.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$36,230,233
Unrealized depreciation	(9,317,261)
Net unrealized appreciation	$26,912,972

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	12/17/2021	(100)	135.00	$1,350,000	$(3,400)
AbbVie Inc	12/17/2021	(70)	120.00	840,000	(5,110)
Adobe Inc	12/17/2021	(10)	700.00	700,000	(12,400)
Alphabet Inc - Class C	12/17/2021	(2)	3200.00	640,000	(600)
Alphabet Inc - Class A	12/17/2021	(2)	3150.00	630,000	(780)
Amazon.com Inc	12/17/2021	(2)	3650.00	730,000	(8,100)
American Express Co	12/17/2021	(40)	165.00	660,000	(4,200)
American Tower Corp	12/17/2021	(40)	280.00	1,120,000	(6,360)
American Water Works Co Inc	12/17/2021	(35)	180.00	630,000	(1,995)
AmerisourceBergen Corp	12/17/2021	(25)	125.00	312,500	(2,300)
Anthem Inc	12/17/2021	(15)	430.00	645,000	(3,630)
Apple Inc	12/17/2021	(85)	167.50	1,423,750	(28,475)
AT&T Inc	12/17/2021	(100)	26.00	260,000	(400)
Atlas Corp	12/17/2021	(250)	15.00	375,000	(1,250)
Bank of America Corp	12/17/2021	(200)	48.00	960,000	(4,200)
Berkshire Hathaway Inc	12/17/2021	(55)	290.00	1,595,000	(4,015)
Biogen Inc	12/17/2021	(15)	260.00	390,000	(3,375)
The Boeing Co	12/17/2021	(30)	235.00	705,000	(1,320)
Booking Holdings Inc	12/17/2021	(2)	2250.00	450,000	(4,738)
Boston Scientific Corp	12/17/2021	(165)	40.00	660,000	(5,115)
BP PLC	12/17/2021	(150)	28.00	420,000	(3,150)
Bristol-Myers Squibb Co	12/17/2021	(25)	62.50	156,250	(200)
Capital One Financial Corp	12/17/2021	(50)	155.00	775,000	(2,850)
Caterpillar Inc	12/17/2021	(30)	210.00	630,000	(2,670)
CBRE Group Inc	12/17/2021	(70)	105.00	735,000	(2,450)
The Charles Schwab Corp	12/17/2021	(90)	84.00	756,000	(3,420)
Chevron Corp	12/17/2021	(70)	120.00	840,000	(5,250)
Cisco Systems Inc	12/17/2021	(175)	57.50	1,006,250	(5,250)
Citigroup Inc	12/17/2021	(65)	69.00	448,500	(2,145)
Colgate-Palmolive Co	12/17/2021	(20)	80.00	160,000	(400)
Conagra Brands Inc	12/17/2021	(50)	34.00	170,000	(250)
ConocoPhillips	12/17/2021	(90)	79.00	711,000	(3,780)
Deere & Co	12/17/2021	(30)	380.00	1,140,000	(3,300)
Discover Financial Services	12/17/2021	(45)	120.00	540,000	(2,655)
Dominion Energy Inc	12/17/2021	(75)	75.00	562,500	(1,350)
Dow Inc	12/17/2021	(130)	60.00	780,000	(2,730)
eBay Inc	12/17/2021	(90)	75.00	675,000	(2,070)
The Estee Lauder Cos Inc	12/17/2021	(24)	360.00	864,000	(2,160)
Exxon Mobil Corp	12/17/2021	(104)	70.00	728,000	(624)
Fiserv Inc	12/17/2021	(30)	105.00	315,000	(1,260)
Ford Motor Co	12/17/2021	(200)	21.50	430,000	(3,400)
Freeport-McMoRan Inc	12/17/2021	(150)	40.00	600,000	(10,800)
Gilead Sciences Inc	12/17/2021	(21)	72.50	152,250	(756)
The Goldman Sachs Group Inc	12/17/2021	(20)	410.00	820,000	(3,800)
Hilton Worldwide Holdings Inc	12/17/2021	(30)	150.00	450,000	(2,010)
Intel Corp	12/17/2021	(80)	52.50	420,000	(2,080)
Johnson & Johnson	12/17/2021	(40)	165.00	660,000	(1,760)
JPMorgan Chase & Co	12/17/2021	(115)	167.50	1,926,250	(11,960)
Linde PLC	12/17/2021	(25)	330.00	825,000	(4,500)
LKQ Corp	12/17/2021	(120)	57.50	690,000	(10,800)
Lockheed Martin Corp	12/17/2021	(53)	380.00	2,014,000	(795)
Lowe's Cos Inc	12/17/2021	(37)	250.00	925,000	(14,615)
Masco Corp	12/17/2021	(75)	70.00	525,000	(3,300)
Merck & Co Inc	12/17/2021	(30)	80.00	240,000	(2,190)
Meta Platforms Inc	12/17/2021	(40)	380.00	1,520,000	(1,520)
Microsoft Corp	12/17/2021	(50)	350.00	1,750,000	(6,000)
Morgan Stanley	12/17/2021	(40)	100.00	400,000	(4,280)
Motorola Solutions Inc	12/17/2021	(15)	270.00	405,000	(1,365)
NetApp Inc	12/17/2021	(50)	97.00	485,000	(7,100)
Newmont Corp	12/17/2021	(40)	60.00	240,000	(920)
NextEra Energy Inc	12/17/2021	(150)	90.00	1,350,000	(10,350)
NVIDIA Corp	12/17/2021	(30)	360.00	1,080,000	(12,750)
Oracle Corp	12/17/2021	(55)	100.00	550,000	(2,970)
Organon & Co	12/17/2021	(10)	40.00	40,000	(20)
PayPal Holdings Inc	12/17/2021	(20)	210.00	420,000	(1,580)
Principal Financial Group Inc	12/17/2021	(60)	70.00	420,000	(9,840)
Public Service Enterprise Group Inc	12/17/2021	(90)	65.00	585,000	(1,800)
Public Storage	12/17/2021	(55)	330.00	1,815,000	(34,650)
Raytheon Technologies Corp	12/17/2021	(107)	87.00	930,900	(2,675)
Regeneron Pharmaceuticals Inc	12/17/2021	(5)	670.00	335,000	(5,000)
Royal Dutch Shell PLC	12/17/2021	(60)	45.00	270,000	(1,800)
salesforce.com Inc	12/17/2021	(20)	320.00	640,000	(4,800)
Schlumberger NV	12/17/2021	(115)	33.00	379,500	(2,070)
Seagate Technology Holdings PLC	12/17/2021	(15)	100.00	150,000	(7,470)
Sensient Technologies Corp	12/17/2021	(85)	100.00	850,000	(25,500)
The Southern Co	12/17/2021	(135)	64.00	864,000	(5,400)
Southwest Airlines Co	12/17/2021	(120)	49.00	588,000	(3,600)
Sprouts Farmers Market Inc	12/17/2021	(300)	29.00	870,000	(4,500)
Starbucks Corp	12/17/2021	(50)	117.00	585,000	(2,550)
SVB Financial Group	12/17/2021	(30)	720.00	2,160,000	(39,000)
T-Mobile US Inc	12/17/2021	(50)	118.00	590,000	(2,700)
Union Pacific Corp	12/17/2021	(45)	252.50	1,136,250	(2,025)
UnitedHealth Group Inc	12/17/2021	(25)	470.00	1,175,000	(3,725)
US Bancorp	12/17/2021	(30)	60.00	180,000	(630)
Verizon Communications Inc	12/17/2021	(250)	55.00	1,375,000	(1,500)
Viatris Inc	12/17/2021	(100)	12.50	125,000	(3,500)
Visa Inc	12/17/2021	(20)	215.00	430,000	(820)
The Walt Disney Co	12/17/2021	(40)	155.00	620,000	(3,400)
Wells Fargo & Co	12/17/2021	(250)	51.00	1,275,000	(11,500)
Westrock Co	12/17/2021	(80)	47.50	380,000	(2,800)
Total Written Call Options				$65,134,900	$(454,603)
(Premiums Received $795,234)